Summary Of Significant Accounting Policies - Disclosure of Foreign Exchange Rates (Detail)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
U.S. Dollar [member]
Disclosure of foreign exchange rates [line items]
Average rate	1.1297	1.2097
Closing rate	1.1380		1.1450
Swiss Franc [member]
Disclosure of foreign exchange rates [line items]
Average rate	1.1294	1.1696
Closing rate	1.1105		1.1269
Czech Republic, Koruny [member]
Disclosure of foreign exchange rates [line items]
Average rate	25.6842	25.4992
Closing rate	25.4470		25.7240